Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments under Non-Cancelable Operating Leases

2022	$2,822
2023	2,895
2024	2,969
2025	3,042
2026	3,116
Thereafter	73,531

Total	$88,375

Future minimum payments inclusive of the amended lease, by year and in aggregate, under non-cancelable leases
consist of the following as of December 31, 2021:

2022	$2,861
2023	2,895
2024	2,969
2025	3,042
2026	3,116
Thereafter	73,531

Total	$88,414